FAIR VALUE MEASUREMENTS (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Assets:
Available-for-sale securities	¥ 512,308	¥ 372,896
Equity securities
Assets:
Available-for-sale securities	410,850	271,350
Debt securities
Assets:
Available-for-sale securities	101,458	101,546
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	410,850	271,350
Recurring | Level 2 | Debt securities
Assets:
Available-for-sale securities	101,458	101,546
Recurring | Carrying Value | Equity securities
Assets:
Available-for-sale securities	410,850	271,350
Recurring | Carrying Value | Debt securities
Assets:
Available-for-sale securities	101,458	101,546
Recurring | Total Fair Value | Equity securities
Assets:
Available-for-sale securities	410,850	271,350
Recurring | Total Fair Value | Debt securities
Assets:
Available-for-sale securities	¥ 101,458	¥ 101,546